Deferred Revenue - Deferred revenue in subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of deferred revenue [line items]
Deferred income	R$ 5,625	R$ 18,282
Current	5,625	18,282
‘am/pm’ and Jet Oil franchising upfront fee [member]
Summary of deferred revenue [line items]
Deferred income	420	814
Loyalty program “Km de Vantagens” [member]
Summary of deferred revenue [line items]
Deferred income	5,205	15,424
Loyalty program “Clube Extrafarma” [member]
Summary of deferred revenue [line items]
Deferred income		R$ 2,044